PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 1,069,652	€ 850,550
Property, plant and equipment, ending balance	1,226,630	1,069,652
Right-of-use assets	59,742	57,765	€ 63,535	€ 64,309
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,187,711	2,795,049
Additions	382,005	352,154
Divestitures	17,389	20,297
Reclassifications	0	0
Translation differences and other movements	(4,357)	(2,730)
Property, plant and equipment, ending balance	3,547,970	3,187,711
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,118,059)	(1,944,499)
Depreciation	217,952	191,482
Divestitures	(13,969)	(15,335)
Translation differences and other movements	702	2,587
Property, plant and equipment, ending balance	(2,321,340)	(2,118,059)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23,609	23,574
Property, plant and equipment, ending balance	29,391	23,609
Right-of-use assets	0	0
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23,609	23,574
Additions	5,805	30
Divestitures	0	0
Reclassifications	0	0
Translation differences and other movements	(23)	5
Property, plant and equipment, ending balance	29,391	23,609
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	241,526	218,469
Property, plant and equipment, ending balance	246,285	241,526
Right-of-use assets	25,574	15,834		17,235
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	408,658	373,373
Additions	22,210	15,560
Divestitures	791	884
Reclassifications	2,795	5,937
Translation differences and other movements	(2,417)	(2,554)
Property, plant and equipment, ending balance	430,455	408,658
Industrial buildings | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(167,132)	(154,904)
Depreciation	17,778	15,443
Divestitures	(602)	(417)
Translation differences and other movements	138	2,798
Property, plant and equipment, ending balance	(184,170)	(167,132)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	537,681	362,901
Property, plant and equipment, ending balance	549,358	537,681
Right-of-use assets	5,041	7,612		10,011
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,361,520	2,038,437
Additions	114,839	176,235
Divestitures	11,423	11,281
Reclassifications	79,937	148,102
Translation differences and other movements	(36)	16
Property, plant and equipment, ending balance	2,544,837	2,361,520
Plant, machinery and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,823,839)	(1,675,536)
Depreciation	180,868	159,302
Divestitures	(10,654)	(11,001)
Translation differences and other movements	(1,426)	(2)
Property, plant and equipment, ending balance	(1,995,479)	(1,823,839)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	65,440	30,415
Property, plant and equipment, ending balance	71,853	65,440
Right-of-use assets	29,127	34,319		€ 37,063
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	192,528	144,474
Additions	24,445	18,102
Divestitures	5,048	7,673
Reclassifications	3,500	1,524
Translation differences and other movements	(1,881)	(197)
Property, plant and equipment, ending balance	213,544	192,528
Other assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(127,088)	(114,059)
Depreciation	19,306	16,737
Divestitures	(2,713)	(3,917)
Translation differences and other movements	1,990	(209)
Property, plant and equipment, ending balance	(141,691)	(127,088)
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	201,396	215,191
Property, plant and equipment, ending balance	329,743	201,396
Right-of-use assets	0	0
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	201,396	215,191
Additions	214,706	142,227
Divestitures	127	459
Reclassifications	(86,232)	(155,563)
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	329,743	201,396
Advances and assets under construction | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0
Property, Plant and Equipment, Industrial Tools and Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Additions	€ 60,000
Impact of IFRS adoption at January 1, 2019 | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		63,535
Impact of IFRS adoption at January 1, 2019 | Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		0
Impact of IFRS adoption at January 1, 2019 | Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		17,226
Impact of IFRS adoption at January 1, 2019 | Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		10,011
Impact of IFRS adoption at January 1, 2019 | Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		36,298
Impact of IFRS adoption at January 1, 2019 | Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		€ 0